As filed with the Securities and Exchange Commission on May 14, 2013

File Nos. 2-10653

811-82

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 109

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 64

CGM Trust

(Exact Name Of Registrant As Specified In Charter)

One International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 737-3225

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing, pursuant to paragraph (b) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act and that the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 14th day of May, 2013.

CGM TRUST

By:	/s/ Robert L. Kemp
Robert L. Kemp
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons on May 14, 2013 in the capacities indicated.

Signature	Title

/s/ Robert L. Kemp	President (Principal Executive Officer) and Trustee
Robert L. Kemp

/s/ Jem A. Hudgins	Treasurer (Principal Financial and Accounting Officer)
Jem A. Hudgins

/s/ G. Kenneth Heebner	Trustee
Kenneth Heebner

* Peter O. Brown	Trustee
Peter O. Brown

* Mark W. Holland	Trustee
Mark W. Holland

* James Van Dyke Quereau, Jr.	Trustee
James Van Dyke Quereau, Jr.

* J. Baur Whittlesey	Trustee
J. Baur Whittlesey

*By:	/s/ Robert L. Kemp
Robert L. Kemp
Attorney-In-Fact pursuant to powers of attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase